Significant Accounting Policies - Key sources of estimation uncertainty (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Vessels
Tangible fixed assets and vessels under construction	$ 4,630,388	$ 4,482,857	$ 3,939,221
Charter rate term used to determine rate, up to December 31, 2024	5 years
Annual escalation factor for operating expenses (as a percent)	1.00%
Impairment loss on vessels	$ 162,149
Vessels
Vessels
Tangible fixed assets and vessels under construction	$ 4,407,156	$ 4,304,252
Vessels | Minimum
Vessels
Discount rate used to estimate future cash flows	6.50%	7.00%
Vessels | Maximum
Vessels
Discount rate used to estimate future cash flows	7.25%	7.50%
Steam Vessels
Vessels
Tangible fixed assets and vessels under construction	$ 616,158
Number of vessels with carrying amount higher than the charter free market values | item	6
Charter market rate used (per day)	$ 45
Discount rate used to estimate future cash flows	7.25%
Impairment loss on vessels	$ 162,149
TFDE Vessels
Vessels
Number of vessels with carrying amount higher than the charter free market values | item	8
Charter market rate used (per day)	$ 65
Impairment loss on vessels	$ 0
X-DF Vessels
Vessels
Number of vessels with carrying amount higher than the charter free market values | item	3
Impairment loss on vessels	$ 0